COMMITMENTS (Details) - USD ($)	Jul. 01, 2019	Sep. 30, 2020	Dec. 31, 2019
COMMITMENTS
Deferred Underwriting Fees Payable		$ 21,371,000	$ 21,371,000
Deferred Underwriting Discount, Shares	7,940,000
Deferred Underwriting Upfront Payment	$ 1,588,000
Debt Issuance Costs, Net	$ 2,779,000